Average Annual Total Returns - ETF - Vanguard Total Corporate Bond ETF	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	Bloomberg Barclays U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	14.50%	5.53%	Nov. 07, 2017	12.91%	4.03%	Nov. 07, 2017	8.54%	3.56%	Nov. 07, 2017	14.61%	5.55%	Nov. 07, 2017	14.54%	5.52%	Nov. 07, 2017	8.87%	4.01%	Nov. 07, 2017